Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable
	December 31, 2021	December 31, 2020
Trade accounts receivable from third parties	$5,070,031	$306,450
Trade accounts receivable from related parties	480,111	682,315
Subtotal	5,550,142	988,765
Less: allowance for doubtful accounts	(103,805)	-
Accounts receivable, net	$5,446,337	$988,765